Goodwill and Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Identifiable Intangible Assets [Abstract]
Changes in the Carrying Amount of Goodwill

	Carbon Materials & Chemicals	Railroad & Utility Products	Total
(Dollars in millions)
Balance at December 31, 2009	$59.4	$2.2	$61.6
Acquisitions	8.6	0.0	8.6
Currency translation	1.6	0.3	1.9

Balance at December 31, 2010	69.6	2.5	72.1
Acquisitions	0.1	0.3	0.4
Currency translation	(0.3)	(0.1)	(0.4)

Balance at December 31, 2011	$69.4	$2.7	$72.1

Schedule of Identifiable Intangible Assets

	December 31,
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
(Dollars in millions)
Customer contracts	$12.3	$6.8	$5.5	$13.2	$5.9	$7.3
Supply contracts	2.7	0.5	2.2	2.8	0.2	2.6
Favorable lease agreements	0.8	0.5	0.3	0.8	0.2	0.6
Non-compete agreements	1.2	1.2	0.0	1.2	1.2	0.0

Total	$17.0	$9.0	$8.0	$18.0	$7.5	$10.5

Schedule of Future Amortization Expense

Estimated annual amortization
(Dollars in millions)
2012	$1.5
2013	1.3
2014	1.2
2015	1.2
2016	0.8